UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21044

UM Investment Trust

 (Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (800) 480-4111

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

UM Investment Trust

Schedule of Portfolio Investments as of September 30, 2009

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

Undiscovered Managers Multi-Strategy Fund (in liquidation)
Schedule of Portfolio Investments
As of September 30, 2009 (Unaudited)

Liquidity	Security Description	Value ($)
Long-Term Investments — 78.3%
Investment Vehicles — 78.3% (f) (i)
Dedicated Short Bias - Short Equity — 10.6%
Monthly	Advanthedge Fund, LP *	1,283,559
Quarterly	Contra Strategic Short Fund, LP * †	718,658
Quarterly	Dialectic Antithesis Partners, LP	1,442,881
Quarterly	Kingsford Capital Partners, LP	2,485,899
Monthly	SC Opportunity Fund, LP *	2,894,441
Quarterly	Tabor Fund, LP *	888,470
Quarterly	Willow Creek Short Biased 30/130 Fund, LP *	906,090
		10,619,998
Event Driven - Distressed — 8.7%
Annually	Contrarian Capital Fund I, LP * †	4,312,592
Quarterly	Mast Credit Opportunities I, LP	4,406,614
		8,719,206
Event Driven - Multi Strategy — 4.4%
Quarterly	Canyon Value Realization Fund (Cayman), Ltd., Class D *	2,766,747
Quarterly	Canyon Value Realization Fund (Cayman), Ltd., Class D DI * †	345,352
Quarterly	Canyon Value Realization Fund (Cayman), Ltd., Class D LIQ * †	1,352,948
		4,465,047
Long/Short Equity - General — 28.3%
Monthly	Absolute Partners Fund, LLC	3,924,531
Monthly	Alphagen Rhocas Fund	3,207,979
Quarterly	Arnott Opportunities Fund, LLC *	3,579,977
Quarterly	Bonanza Liquidating Trust †	206,940
Quarterly	Bonanza Partners, LP †	205,517
Quarterly	Coeus Capital, LP *	3,437,840
Monthly	Epic Canadian Long Short Fund LP * †	30,118
Quarterly	Harvey SmidCap Fund, LP *	4,242,232
Annually	Lafayette Street Fund, LP *	3,263,255
Quarterly	SC Fundamental Value Fund, LP †	34,229
Quarterly	Soundpost Capital, LP	4,658,983
Quarterly	Steelhead Navigator Fund, LP *	1,645,086
		28,436,687
Long/Short Equity - Sector — 26.3%
Monthly	ARIA Select Consumer Fund *	1,652,604
Quarterly	Connective Capital I (QP), LP *	3,490,170
Quarterly	CRM Windridge Partners, LP	4,017,811
Monthly	Ecofin Global Utilities Hedge Fund, LP *	2,458,571
Monthly	Ecofin General Partner Side Pocket * †	309,138
Quarterly	Longbow Infrastructure, LP *	3,431,582
Quarterly	MPM BioEquities Fund, LP †	117,486
Quarterly	Shannon River Partners Fund II, LP	4,025,661
Quarterly	Sio Partners *	3,623,377
Semi-Annually	Tonga Partners QP, LP *	3,284,670
		26,411,070
	Total Long-Term Investments (Cost $61,999,843)	78,652,008

Shares	Security Description	Value ($)
Short-Term Investment — 32.4%
Investment Company — 32.4%
32,540,678	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.220% (b) (l) (Cost $32,540,678)	32,540,678
Total Investments — 110.7% (Cost $94,540,521)		111,192,686
Liabilities in Excess of Other Assets — (10.7)%		(10,732,473)
NET ASSETS — 100.0%		$100,460,213

Percentages indicated are based on net assets.

Undiscovered Managers Multi-Strategy Fund (in liquidation)

Schedule of Portfolio Investments
As of September 30, 2009 (Unaudited) (continued)

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

(b)—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(f)—	Investment Vehicles are Fair Valued Investments.

(i)—	Investment Vehicle has been deemed illiquid and restricted pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)—	The rate shown is the current yield as of September 30, 2009.

*—	All or a portion of this investment is subject to a lockup provision ranging up to 1 year. During a lockup period, a fund is unable to access its investment without penalty.

†—	Investment Vehicle may have additional restrictions on liquidty. These additional restrictions may result from the creation of a special investment (e.g. side pocket), the suspension of redemptions (in full or in part) and the commencement of an orderly liquidation. Any of these events may result in the Fund’s receipt of redemption proceeds.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$ 26,253,901
Aggregate gross unrealized depreciation	(9,601,736)
Net unrealized appreciation/depreciation	$16,652,165
Federal income tax cost of investments	$94,540,521

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•   Level 1 — quoted prices in active markets for identical securities

•   Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•   Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1	Level 2	Level 3
	Quoted Prices	Other significant observable inputs	Significant unobservable inputs	Total
Investments in Securities
Investment Vehicles
Dedicated Short Bias – Short Equity	$—	$—	$10,619,998	$10,619,998
Event Driven – Distressed	—	—	8,719,206	8,719,206
Event Driven – Multi Strategy	—	—	4,465,047	4,465,047
Long/Short Equity – General	—	—	28,436,687	28,436,687
Long/Short Equity – Sector	—	—	26,411,070	26,411,070
Short-Term Investment
Investment Company	32,540,678	—	—	32,540,678
Total Investments in Securities	$32,540,678	$—	$78,652,008	$ 111,192,686

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of December 31, 2008	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization/ accretion	Net purchases (sales)	Net transfers in (out) of Level 3	Balance as of September 30, 2009
Investments in Securities
Dedicated Short Bias – Short Equity	$19,408,373	$3,344,715	$(9,003,746)	$—	$(3,129,344)	$—	$10,619,998
Event Driven – Distressed	6,992,816	—	1,726,390	—	—	—	8,719,206
Event Driven – Multi Strategy	3,058,290	317,634	1,062,405	—	26,718	—	4,465,047
Long/Short Equity – General	26,909,265	(3,729,125)	10,229,946	—	(4,973,399)	—	28,436,687
Long/Short Equity – Sector	21,810,102	4,585,958	(2,636,792)	—	2,651,802	—	26,411,070
Total	$78,178,846	$4,519,182	$1,378,203	$—	$(5,424,223)	$—	$78,652,008

Transfers into Level 3 are valued utilizing values as of the end of the period and transfers out of Level 3 are valued utilizing values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at September 30, 2009, which were valued using significant unobservable inputs (Level 3) amounted to approximately $5,243,917.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UM Investment Trust

By:

/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

November 24, 2009

By:

/s/____________________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

November 24, 2009